Segment reporting - Notable Items after tax (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Segment reporting
Economic hedges	$ (92)	$ 35	$ (163)
Economic hedges, percentage movement from same period in prior year	(44.00%)
Hedge ineffectiveness	$ (48)	6	(1)
Total notable Items after tax	$ (140)	$ 41	$ (164)
Total notable items after tax, percentage movement from same period in prior year	(15.00%)